Related Party Transaction	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Abstract]
RELATED PARTY TRANSACTION

10. RELATED PARTY TRANSACTION

In conjunction with the March 2026 Closing of the Follow-on Offering (see Note 5), Lucius Partners Opportunity Fund, an affiliate of Lucius Partners, purchased 40,000 shares of common stock at $5.00 per share for an aggregate investment of $200,000.

9. RELATED PARTY TRANSACTIONS

In connection with the Merger and Offering, the Company terminated the then-existing services agreement with Lucius Partners and fully repaid the unsecured promissory note of $275,000 and accrued interest of $9,584.

Following the Merger, the Company and Lucius Partners entered into a new professional services agreement whereby Lucius Partners agreed to provide advisory services to the Company for two years following the Initial Closing (the “Advisory Period”). In connection with the agreement, the Company paid a cash fee of $180,000 to Lucius Partners in advance for the first year of advisory services and will pay a cash fee of $45,000 per quarter in advance for the second year of advisory services. Because the initial payment was non-refundable, the Company recorded an expense of $180,000 within general and administrative expenses for the year ended December 31, 2025. The Advisory Period can be renewed for additional one-year periods upon written request by the Company within 60 days prior to the expiry of any Advisory Period.

See Note 11 - Commitments and Contingencies - Executive Compensation for details associated with the forgiveness of debt by related parties.